AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 90.3%
Affiliated Mutual Fund — 13.5%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	23,826,221	$277,813,731
(cost $268,144,519)(wa)
Common Stocks — 39.7%
Aerospace & Defense — 0.9%
Hanwha Aerospace Co. Ltd. (South Korea)	4,648	3,963,381
Karman Holdings, Inc.*(a)	13,790	1,103,889
Loar Holdings, Inc.*(a)	32,792	1,878,654
Safran SA (France)	36,575	11,968,412
Woodward, Inc.	1,113	398,365
		19,312,701
Automobile Components — 0.3%
Gentex Corp.	34,028	743,512
Sumitomo Electric Industries Ltd. (Japan)	88,100	5,005,850
		5,749,362
Automobiles — 0.6%
Kia Corp. (South Korea)	45,774	4,519,313
Tesla, Inc.*	10,058	3,739,061
Toyota Motor Corp. (Japan)	163,000	3,388,338
		11,646,712
Banks — 4.0%
Al Rajhi Bank (Saudi Arabia)	118,414	3,375,594
Bank of America Corp.	89,542	4,365,172
BankUnited, Inc.	26,114	1,179,308
Commerce Bancshares, Inc.	32,598	1,603,821
Cullen/Frost Bankers, Inc.	13,624	1,867,578
DBS Group Holdings Ltd. (Singapore)	241,200	10,733,431
First Financial Bancorp	44,418	1,238,374
First Hawaiian, Inc.	39,053	962,266
First Horizon Corp.	72,122	1,641,497
First Interstate BancSystem, Inc. (Class A Stock)(a)	37,993	1,268,966
HDFC Bank Ltd. (India), ADR	270,742	6,736,061
KBC Group NV (Belgium)	38,764	4,744,403
Mitsubishi UFJ Financial Group, Inc. (Japan)	590,800	10,004,569
National Bank of Greece SA (Greece)	192,557	2,974,598
NatWest Group PLC (United Kingdom)	700,063	5,186,029
Royal Bank of Canada (Canada)	37,795	6,109,798
ServisFirst Bancshares, Inc.(a)	16,695	1,215,897
Standard Chartered PLC (United Kingdom)	140,796	2,934,168
U.S. Bancorp	70,580	3,670,866
UniCredit SpA (Italy)	56,369	4,044,127
Wells Fargo & Co.	45,476	3,620,344
Wintrust Financial Corp.(a)	13,067	1,815,529
WSFS Financial Corp.	20,606	1,348,869
		82,641,265
Beverages — 0.4%
Heineken NV (Netherlands)	10,926	840,410
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
PepsiCo, Inc.	32,691	$5,076,585
Primo Brands Corp.(a)	74,934	1,411,007
		7,328,002
Biotechnology — 0.3%
AbbVie, Inc.	32,595	7,089,087
Broadline Retail — 1.3%
Alibaba Group Holding Ltd. (China)	352,000	5,517,420
Amazon.com, Inc.*	87,504	18,224,458
MercadoLibre, Inc. (Brazil)*	1,272	2,199,313
Ozon Holdings PLC (Russia), ADR*^(a)	6,700	1
		25,941,192
Building Products — 0.7%
AAON, Inc.(a)	12,863	1,064,413
Hayward Holdings, Inc.*	170,656	2,283,377
Janus International Group, Inc.*	184,062	947,919
Modine Manufacturing Co.*(a)	10,026	2,172,735
Simpson Manufacturing Co., Inc.(a)	6,408	1,099,741
Trane Technologies PLC	17,321	7,218,354
		14,786,539
Capital Markets — 2.1%
3i Group PLC (United Kingdom)	64,974	2,117,568
Charles Schwab Corp. (The)	60,594	5,694,624
CME Group, Inc.	24,774	7,317,001
Deutsche Boerse AG (Germany)	31,124	9,117,632
Evercore, Inc. (Class A Stock)	6,637	1,981,211
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	84,500	4,262,856
MarketAxess Holdings, Inc.	10,499	1,732,125
Miami International Holdings, Inc.*	35,369	1,376,562
Moelis & Co. (Class A Stock)(a)	22,284	1,270,188
Morgan Stanley	19,992	3,290,083
Morningstar, Inc.	10,248	1,732,424
Ridgepost Capital, Inc. (Class A Stock)	55,384	402,088
StepStone Group, Inc. (Class A Stock)	38,228	1,824,240
Wealthfront Corp.*(a)	86,407	799,265
		42,917,867
Chemicals — 0.8%
Air Liquide SA (France)	27,233	5,629,020
Balchem Corp.	8,898	1,508,033
Element Solutions, Inc.	68,672	2,344,462
Novonesis Novozymes B (Denmark)	44,560	2,647,363
Perimeter Solutions, Inc.*	53,415	1,304,394
Quaker Chemical Corp.(a)	6,928	860,665
Solstice Advanced Materials, Inc.	18,428	1,403,477
		15,697,414
Commercial Services & Supplies — 0.2%
Casella Waste Systems, Inc. (Class A Stock)*(a)	21,707	1,722,233
MSA Safety, Inc.(a)	12,827	2,102,987
		3,825,220
A1

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment — 0.0%
Digi International, Inc.*	20,277	$977,351
Construction & Engineering — 0.5%
Legence Corp. (Class A Stock)*	13,707	773,897
Obayashi Corp. (Japan)	202,700	4,909,489
WillScot Holdings Corp.(a)	99,647	1,729,872
WSP Global, Inc. (Canada)	17,229	2,681,388
		10,094,646
Construction Materials — 0.1%
Eagle Materials, Inc.(a)	6,833	1,294,512
Consumer Finance — 0.3%
American Express Co.	15,811	4,782,511
Figure Technology Solutions, Inc. (Class A Stock)*(a)	21,427	727,447
		5,509,958
Consumer Staples Distribution & Retail — 0.5%
BJ’s Wholesale Club Holdings, Inc.*	3,517	346,143
Chefs’ Warehouse, Inc. (The)*(a)	20,509	1,219,260
Performance Food Group Co.*(a)	15,324	1,312,654
Walmart, Inc.	54,612	6,787,179
		9,665,236
Containers & Packaging — 0.0%
AptarGroup, Inc.	6,965	877,729
Distributors — 0.1%
Pool Corp.	7,908	1,600,026
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	23,077	1,895,314
Driven Brands Holdings, Inc.*(a)	41,632	524,980
		2,420,294
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	117,527	3,407,108
Deutsche Telekom AG (Germany)	129,118	4,819,106
Telstra Group Ltd. (Australia)	1,257,672	4,642,833
		12,869,047
Electric Utilities — 0.6%
NextEra Energy, Inc.	101,703	9,446,174
Portland General Electric Co.	24,840	1,310,807
Southern Co. (The)	26,059	2,515,215
		13,272,196
Electrical Equipment — 0.3%
Forgent Power Solutions, Inc.*(a)	38,759	1,134,476
Legrand SA (France)	33,053	5,134,936
		6,269,412
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. (Class A Stock)	28,952	3,658,085
Badger Meter, Inc.	12,590	1,918,086
Bel Fuse, Inc. (Class B Stock)	6,267	1,240,741
Fabrinet (Thailand)*(a)	3,912	2,040,186
Keyence Corp. (Japan)	12,500	4,448,842
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Novanta, Inc.*(a)	15,852	$1,872,280
		15,178,220
Energy Equipment & Services — 0.3%
Baker Hughes Co.	35,945	2,194,442
Cactus, Inc. (Class A Stock)	25,328	1,199,787
Flowco Holdings, Inc. (Class A Stock)	45,495	937,197
Liberty Energy, Inc.	28,836	830,477
		5,161,903
Entertainment — 0.3%
Walt Disney Co. (The)	58,363	5,625,026
Financial Services — 0.8%
Fidelity National Information Services, Inc.	40,744	1,911,301
Mastercard, Inc. (Class A Stock)	28,823	14,401,700
		16,313,001
Food Products — 0.4%
Freshpet, Inc.*(a)	15,578	918,479
Nestle SA	57,936	5,683,003
Utz Brands, Inc.	110,275	873,378
		7,474,860
Ground Transportation — 0.1%
Landstar System, Inc.	6,216	996,487
Saia, Inc.*	3,401	1,194,703
		2,191,190
Health Care Equipment & Supplies — 0.6%
Envista Holdings Corp.*	72,018	1,827,097
ICU Medical, Inc.*(a)	10,996	1,420,133
Medtronic PLC	50,977	4,417,157
Stryker Corp.	15,311	5,031,042
		12,695,429
Health Care Providers & Services — 0.5%
Chemed Corp.	3,237	1,222,744
Concentra Group Holdings Parent, Inc.	60,952	1,307,420
Encompass Health Corp.	16,053	1,552,807
HealthEquity, Inc.*	19,423	1,623,180
Molina Healthcare, Inc.*	1,885	251,271
UnitedHealth Group, Inc.	15,134	4,095,109
		10,052,531
Health Care REITs — 0.1%
Ventas, Inc.(a)	25,134	2,055,459
Health Care Technology — 0.0%
Doximity, Inc. (Class A Stock)*	27,052	630,312
Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.	19,974	1,843,001
Hotels, Restaurants & Leisure — 1.3%
Compass Group PLC (United Kingdom)	134,136	3,742,519
Marriott International, Inc. (Class A Stock)	1,520	497,146

A2

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
McDonald’s Corp.	26,752	$8,314,254
Monarch Casino & Resort, Inc.	10,861	1,038,312
Planet Fitness, Inc. (Class A Stock)*	23,461	1,745,029
Shake Shack, Inc. (Class A Stock)*(a)	12,799	1,132,328
Wyndham Hotels & Resorts, Inc.	20,707	1,682,030
Yum China Holdings, Inc. (China)(a)	78,984	3,852,839
Yum! Brands, Inc.(a)	25,431	3,954,012
		25,958,469
Household Durables — 0.6%
Midea Group Co. Ltd. (China) (Class H Stock)	253,700	2,730,354
Sony Group Corp. (Japan)	413,700	8,622,640
		11,352,994
Industrial Conglomerates — 0.5%
3M Co.	20,433	2,967,484
Siemens AG (Germany)	28,051	6,834,180
		9,801,664
Industrial REITs — 0.0%
EastGroup Properties, Inc.	5,668	1,049,090
Insurance — 1.6%
Accelerant Holdings (Cayman Islands) (Class A Stock)*	46,650	623,244
AIA Group Ltd. (Hong Kong)	384,600	4,273,417
Aon PLC (Class A Stock)	6,681	2,156,493
Intact Financial Corp. (Canada)	13,913	2,521,163
Kinsale Capital Group, Inc.(a)	5,087	1,738,024
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	22,388	14,138,947
Neptune Insurance Holdings, Inc. (Class A Stock)*(a)	41,522	1,004,417
RLI Corp.(a)	14,104	804,492
Tokio Marine Holdings, Inc. (Japan)	100,700	4,726,956
		31,987,153
Interactive Media & Services — 1.5%
Alphabet, Inc. (Class A Stock)	33,959	9,765,250
Meta Platforms, Inc. (Class A Stock)	22,161	12,678,973
Tencent Holdings Ltd. (China)	147,200	9,284,254
		31,728,477
IT Services — 0.1%
Accenture PLC (Class A Stock)	12,299	2,438,769
DigitalOcean Holdings, Inc.*(a)	6,704	575,069
		3,013,838
Leisure Products — 0.1%
Acushnet Holdings Corp.(a)	11,703	1,093,996
Life Sciences Tools & Services — 0.0%
Medpace Holdings, Inc.*	1,546	742,374
Machinery — 1.3%
Alliance Laundry Holdings, Inc.*	46,608	966,650
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Atlas Copco AB (Sweden) (Class A Stock)(a)	288,177	$5,085,410
Dover Corp.	12,180	2,538,921
Hillman Solutions Corp.*	156,261	1,300,092
IHI Corp. (Japan)	116,900	2,411,998
Lincoln Electric Holdings, Inc.	3,733	929,816
Middleby Corp. (The)*	10,979	1,455,596
RBC Bearings, Inc.*	3,710	2,014,975
Volvo AB (Sweden) (Class B Stock)(a)	265,007	8,713,249
XCMG Construction Machinery Co. Ltd. (China) (Class A Stock)	1,253,900	1,851,564
		27,268,271
Metals & Mining — 0.8%
Gold Fields Ltd. (South Africa), ADR(a)	32,105	1,457,567
Rio Tinto PLC (Australia)	118,810	11,022,445
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	806,000	3,625,790
		16,105,802
Multi-Utilities — 0.5%
Dominion Energy, Inc.	39,241	2,425,879
Engie SA (France)	261,787	8,436,729
		10,862,608
Oil, Gas & Consumable Fuels — 1.9%
Canadian Natural Resources Ltd. (Canada)	54,162	2,642,106
DT Midstream, Inc.(a)	9,281	1,249,872
Exxon Mobil Corp.	73,456	12,462,545
Gazprom PJSC (Russia)*^	321,836	—
Shell PLC	474,923	21,996,079
SM Energy Co.	51,675	1,611,227
		39,961,829
Personal Care Products — 0.0%
elf Beauty, Inc.*(a)	15,203	921,454
Pharmaceuticals — 1.4%
Bristol-Myers Squibb Co.	100,416	6,090,230
Johnson & Johnson	35,416	8,657,087
Novartis AG	31,105	4,774,444
Novo Nordisk A/S (Denmark) (Class B Stock)	68,861	2,519,934
Roche Holding AG	12,586	5,022,957
UCB SA (Belgium)	6,715	2,023,208
		29,087,860
Professional Services — 0.3%
Andersen Group, Inc. (Class A Stock)*(a)	29,063	790,514
First Advantage Corp.*(a)	87,728	1,031,681
HeadHunter Group PLC (Russia), ADR*^(a)	7,400	1
Paylocity Holding Corp.*	10,613	1,146,628
RELX PLC (United Kingdom)	83,396	2,777,376

A3

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Verra Mobility Corp.*	75,201	$1,074,622
		6,820,822
Real Estate Management & Development — 0.2%
Colliers International Group, Inc. (Canada)	18,528	1,980,458
Cushman & Wakefield Ltd.*	138,592	1,699,138
		3,679,596
Semiconductors & Semiconductor Equipment — 4.9%
Allegro MicroSystems, Inc. (Japan)*(a)	44,241	1,394,919
ASML Holding NV (Netherlands)	11,474	15,257,628
Broadcom, Inc.	31,050	9,610,286
Infineon Technologies AG (Germany)	122,331	5,549,685
MACOM Technology Solutions Holdings, Inc.*	8,502	1,888,039
NVIDIA Corp.	179,392	31,285,965
Power Integrations, Inc.(a)	28,802	1,474,662
SK hynix, Inc. (South Korea)	10,391	5,895,491
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	201,000	11,624,739
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	49,781	16,823,489
		100,804,903
Software — 1.2%
CCC Intelligent Solutions Holdings, Inc.*(a)	128,609	771,654
Manhattan Associates, Inc.*	6,628	882,319
Microsoft Corp.	50,749	18,785,757
nCino, Inc.*(a)	43,231	647,601
Qualys, Inc.*(a)	9,739	855,571
ServiceNow, Inc.*	23,156	2,420,960
Tyler Technologies, Inc.*	1,957	670,038
		25,033,900
Specialized REITs — 0.2%
American Tower Corp.	18,971	3,274,015
Specialty Retail — 0.8%
AutoZone, Inc.*	1,309	4,421,514
Burlington Stores, Inc.*	8,841	2,876,684
Five Below, Inc.*	2,495	570,058
Lowe’s Cos., Inc.(a)	29,178	6,894,178
Warby Parker, Inc. (Class A Stock)*(a)	35,435	746,615
		15,509,049
Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	57,696	14,642,668
Samsung Electronics Co. Ltd. (South Korea)	9,559	1,118,034
		15,760,702
Textiles, Apparel & Luxury Goods — 0.3%
Asics Corp. (Japan)	84,300	2,266,415
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE (France)	7,704	$4,211,389
		6,477,804
Tobacco — 0.2%
British American Tobacco PLC (United Kingdom)	84,169	4,886,754
Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	7,042	1,868,384
Core & Main, Inc. (Class A Stock)*(a)	37,086	1,832,048
ITOCHU Corp. (Japan)	315,800	4,017,131
United Rentals, Inc.	4,501	3,279,249
Xometry, Inc. (Class A Stock)*(a)	16,286	665,120
		11,661,932

Total Common Stocks (cost $804,972,347)		815,852,056
Preferred Stock — 0.2%
Banks
Itausa SA (Brazil) (PRFC)	1,200,500	3,226,148
(cost $3,374,599)
Unaffiliated Exchange-Traded Funds — 34.0%
JPMorgan Active Growth ETF	2,531,048	213,924,177
JPMorgan Active Value ETF(a)	3,000,263	215,268,871
JPMorgan Global Select Equity ETF(a)	1,703,875	111,211,921
JPMorgan Ultra-Short Income ETF	3,132,284	158,524,893

Total Unaffiliated Exchange-Traded Funds (cost $678,147,025)		698,929,862

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k) — 2.9%
U.S. Treasury Notes
4.125%	01/31/27	58,155	58,332,191
(cost $58,419,973)

Total Long-Term Investments—90.3% (cost $1,813,058,463)				1,854,153,988

A4

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Short-Term Investments — 11.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	168,880,463	$168,880,463
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $67,279,831; includes $67,081,416 of cash collateral for securities on loan)(b)(wa)	67,331,532	67,284,400

Total Short-Term Investments (cost $236,160,294)		236,164,863

TOTAL INVESTMENTS—101.8% (cost $2,049,218,757)		2,090,318,851

Liabilities in excess of other assets(z) — (1.8)%		(36,765,558)

Net Assets — 100.0%		$2,053,553,293

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BTP	Buoni del Tesoro Poliennali
CITI	Citibank, N.A.
DJ	Dow Jones
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
ML	Merrill Lynch International
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co. International PLC
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SCB	Standard Chartered Bank
SSB	State Street Bank & Trust Company
TOPIX	Tokyo Stock Price Index

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,548,005; cash collateral of $67,081,416 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
892	10 Year U.K. Gilt	Jun. 2026	$103,649,369	$(5,663,878)
884	10 Year U.S. Treasury Notes	Jun. 2026	98,165,442	(1,257,307)
584	Euro-BTP Italian Government Bond	Jun. 2026	78,490,907	(2,464,451)
1,115	Mini MSCI EAFE Index	Jun. 2026	161,736,325	(1,427,162)
108	S&P 500 E-Mini Communication Services Sector Index	Jun. 2026	15,769,350	(490,268)
103	S&P 500 E-Mini Financials Sector Index	Jun. 2026	15,784,750	47,429
1,398	S&P 500 E-Mini Index	Jun. 2026	459,295,425	(8,077,161)
57	S&P 500 E-Mini Technology Sector Index	Jun. 2026	15,388,860	(741,115)
153	TOPIX Index	Jun. 2026	33,780,410	(1,253,507)
				(21,327,420)
Short Positions:
342	10 Year Australian Treasury Bonds	Jun. 2026	25,425,894	189,745
676	10 Year Euro-Bund	Jun. 2026	97,974,053	1,756,931
142	10 Year Japanese Bonds	Jun. 2026	116,593,806	1,361,540
366	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	42,661,875	1,383,290
A5

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Futures contracts outstanding at March 31, 2026 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
488	DJ US Real Estate Index	Jun. 2026	$17,558,240	$525,918
1,009	Mini MSCI Emerging Markets Index	Jun. 2026	73,384,570	289,237
1,170	Russell 2000 E-Mini Index	Jun. 2026	146,963,700	(909,388)
456	S&P 500 E-Mini Consumer Staples Sector Index	Jun. 2026	37,939,200	1,139,079
				5,736,352
				$(15,591,068)
Forward foreign currency exchange contract outstanding at March 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/22/26	HSBC	AUD	39,866	$28,047,522	$27,497,810	$—	$(549,712)
Expiring 04/29/26	HSBC	AUD	11,383	7,876,862	7,850,544	—	(26,318)
British Pound,
Expiring 04/29/26	HSBC	GBP	8,047	10,993,299	10,650,876	—	(342,423)
Canadian Dollar,
Expiring 04/29/26	HSBC	CAD	18,031	13,222,464	12,978,339	—	(244,125)
Euro,
Expiring 04/22/26	CITI	EUR	40,214	46,150,739	46,532,627	381,888	—
Expiring 04/29/26	BARC	EUR	1,171	1,359,793	1,355,390	—	(4,403)
Expiring 04/29/26	MSI	EUR	1,115	1,330,887	1,290,251	—	(40,636)
Expiring 04/29/26	MSI	EUR	883	1,044,049	1,021,604	—	(22,445)
Expiring 04/29/26	MSI	EUR	86	102,948	99,150	—	(3,798)
Expiring 04/29/26	SCB	EUR	789	920,574	913,028	—	(7,546)
Expiring 04/29/26	SSB	EUR	254	299,970	294,272	—	(5,698)
Hong Kong Dollar,
Expiring 04/29/26	CITI	HKD	10,289	1,320,114	1,314,424	—	(5,690)
Japanese Yen,
Expiring 04/30/26	BARC	JPY	260,779	1,672,510	1,648,074	—	(24,436)
Expiring 04/30/26	GSI	JPY	756,588	4,864,070	4,781,496	—	(82,574)
Expiring 04/30/26	HSBC	JPY	186,362	1,229,670	1,177,774	—	(51,896)
New Zealand Dollar,
Expiring 04/22/26	CITI	NZD	98,837	57,582,926	56,840,256	—	(742,670)
Swedish Krona,
Expiring 04/22/26	BNP	SEK	176,234	18,757,478	18,638,868	—	(118,610)
Expiring 04/29/26	HSBC	SEK	15,721	1,714,020	1,663,341	—	(50,679)
Swiss Franc,
Expiring 04/22/26	MSI	CHF	3,597	4,591,811	4,510,367	—	(81,444)
Expiring 04/29/26	HSBC	CHF	6,638	8,626,558	8,329,954	—	(296,604)
				$211,708,264	$209,388,445	381,888	(2,701,707)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract:
Australian Dollar,
Expiring 04/22/26	GSI	AUD	6,319	$4,400,154	$4,358,359	$41,795	$—
British Pound,
Expiring 04/22/26	CITI	GBP	24,806	32,899,637	32,832,506	67,131	—
Expiring 04/29/26	BARC	GBP	3,392	4,532,035	4,489,473	42,562	—
A6

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contract outstanding at March 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract (cont’d.):
British Pound (cont’d.),
Expiring 04/29/26	HSBC	GBP	1,178	$1,591,125	$1,559,101	$32,024	$—
Expiring 04/29/26	HSBC	GBP	774	1,060,154	1,024,087	36,067	—
Expiring 04/29/26	HSBC	GBP	733	982,986	970,491	12,495	—
Danish Krone,
Expiring 04/29/26	HSBC	DKK	8,041	1,282,934	1,245,738	37,196	—
Euro,
Expiring 04/22/26	GSI	EUR	4,107	4,732,610	4,752,271	—	(19,661)
Expiring 04/22/26	ML	EUR	36,107	41,683,076	41,780,356	—	(97,280)
Expiring 04/29/26	BNP	EUR	1,200	1,429,137	1,389,401	39,736	—
Expiring 04/29/26	HSBC	EUR	1,357	1,605,013	1,570,754	34,259	—
Expiring 04/29/26	HSBC	EUR	1,049	1,219,828	1,214,534	5,294	—
Expiring 04/29/26	MSI	EUR	1,137	1,341,078	1,315,875	25,203	—
Hong Kong Dollar,
Expiring 04/29/26	HSBC	HKD	41,298	5,309,868	5,275,877	33,991	—
Japanese Yen,
Expiring 04/22/26	BARC	JPY	1,504,782	9,474,077	9,502,041	—	(27,964)
New Zealand Dollar,
Expiring 04/22/26	CITI	NZD	8,751	5,094,421	5,032,860	61,561	—
Expiring 04/22/26	SCB	NZD	9,404	5,574,867	5,407,894	166,973	—
Norwegian Krone,
Expiring 04/22/26	BARC	NOK	176,214	18,068,120	18,196,943	—	(128,823)
Singapore Dollar,
Expiring 04/29/26	HSBC	SGD	4,315	3,421,840	3,363,531	58,309	—
Expiring 04/29/26	HSBC	SGD	1,182	926,661	921,114	5,547	—
Swedish Krona,
Expiring 04/22/26	ML	SEK	176,850	18,748,194	18,703,983	44,211	—
Expiring 04/29/26	HSBC	SEK	44,355	4,990,900	4,692,933	297,967	—
Swiss Franc,
Expiring 04/22/26	HSBC	CHF	29,143	37,114,671	36,540,206	574,465	—
				$207,483,386	$206,140,328	1,616,786	(273,728)
						$1,998,674	$(2,975,435)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7